Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Receivable Net [Abstract]
Accounts Receivable Lessen By Provision for Doubtful Receivables

	December 31, 2018	December 31, 2017
Accounts receivable	$ 15,931	$ 15,616
Less: Provision for doubtful accounts	(1,495)	(1,495)

Accounts receivable, net	$14,436	$14,121

Changes To Provisions For Doubtful Receivables

Allowance for doubtful receivables	Balance at beginning of period	Charges to costs and expenses	Amount utilized	Balance at end of period
Year ended December 31, 2018	$ (1,495)	$ —	$ —	$ (1,495)
Year ended December 31, 2017	$ —	$ (1,495)	$ —	$ (1,495)
Year ended December 31, 2016	$ —	$ —	$ —	$ —